Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 0			$ 0
Commercial papers authorized amount	5,000	€ 3.0
Impact of changes in foreign exchange rates	200
Purchase of treasury shares	900
Five Series Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased notes aggregate principal amount			$ 2,600
Seven Series Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased notes aggregate principal amount	3,800
Thirteen Series of USD Notes and Three Series of EUR Notes and Two Series of GBP Notes [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate Purchase Price Received Upon Completion of Tender Offer	3,500
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	72,169			78,150
Net increased decreased debt	60,600			$ 67,600
Dividend payments to shareholders	2,700
Payment of interests and taxes	$ 5,800